SUPPLEMENT TO THE FIDELITY ASSET MANAGER: INCOME PROSPECTUS
DATED NOVEMBER 20, 1995
The following information replaces the similar information found in the Charter section beginning on page 8.
Richard Haberman is vice president and lead manager of Asset Manager:
Income, which he has managed since March 1996. He also manages Asset Manager, Asset Manager: Growth, VIP II: Asset Manager, and VIP II: Asset Manager Growth. Previously, he was managing director and senior vice president of Fidelity Management & Research Company, and he served as director of international research and chief investment officer of Fidelity International, Limited. Mr. Haberman joined Fidelity in 1968.
Michael Gray is vice president of Asset Manager: Income and manager of its fixed-income investments, which he has managed since March 1996. He also manages Investment Grade Bond, Spartan Investment Grade Bond, and VIP II:
Investment Grade Bond. In addition, he manages the fixed-income investments of Balanced, Asset Manager, Asset Manager: Growth, VIP II: Asset Manager, and VIP II: Asset Manager Growth. Mr. Gray joined Fidelity in 1982.
George Vanderheiden is vice president of Asset Manager: Income and manager of its equity investments, which he has managed since March 1996. He also manages Destiny I, Destiny II, Advisor Growth Opportunities, and Advisor Annuity Growth Opportunities. In addition, he manages the equity investments of Asset Manager, Asset Manager: Growth, VIP II: Asset Manager, and VIP II: Asset Manager Growth. Mr. Vanderheiden joined Fidelity in 1971. SUPPLEMENT TO THE FIDELITY ASSET MANAGER: GROWTH PROSPECTUS
DATED NOVEMBER 20, 1995
The following information replaces the similar information found in the Charter section beginning on page 8.
Richard Haberman is vice president and lead manager of Asset Manager:
Growth, which he has managed since March 1996. He also manages Asset Manager, Asset Manager: Income, VIP II: Asset Manager, and VIP II: Asset Manager Growth. Previously, he was managing director and senior vice president of Fidelity Management & Research Company, and he served as director of international research and chief investment officer of Fidelity International, Limited. Mr. Haberman joined Fidelity in 1968.
George Vanderheiden is vice president of Asset Manager: Growth and manager of its equity investments, which he has managed since March 1996. He also manages Destiny I, Destiny II, Advisor Growth Opportunities, and Advisor Annuity Growth Opportunities. In addition, he manages the equity investments of Asset Manager, Asset Manager: Income, VIP II: Asset Manager, and VIP II: Asset Manager Growth. Mr. Vanderheiden joined Fidelity in 1971. Michael Gray is vice president of Asset Manager: Growth and manager of its fixed-income investments, which he has managed since March 1996. He also manages Investment Grade Bond, Spartan Investment Grade Bond, and VIP II:
Investment Grade Bond. In addition, he manages the fixed-income investments of Balanced, Asset Manager, Asset Manager: Income, VIP II: Asset Manager, and VIP II: Asset Manager Growth. Mr. Gray joined Fidelity in 1982.